Other payables and accrued expenses	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
13.	Other payables and accrued expenses

	As of December 31,
	2011	2010

Accrued staff costs	$1,948,760	$1,580,984
VAT and other tax payables	1,570,886	1,086,980
Other payables	874,649	428,455
Deposits received	684,568	962,187
Accrued audit fee	148,220	164,448
Other accrued expenses	263,154	178,006
Registration payment	-	455,896

	$5,490,237	$4,856,956